Annual Total Returns - BlackRock Advantage SMID Cap Fund, Inc. (Investor A, Investor C, Class R and Institutional) [BarChart] - Investor A, C, Institutional and Class R - BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares
Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	(2.78%)
Annual Return 2012	13.20%
Annual Return 2013	42.41%
Annual Return 2014	4.75%
Annual Return 2015	(6.94%)
Annual Return 2016	23.41%
Annual Return 2017	8.75%
Annual Return 2018	(6.65%)
Annual Return 2019	28.57%
Annual Return 2020	19.49%